Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001679628
Registrant Name	JUPITER NEUROSCIENCES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES